Distribution Date:	07/11/25	GS Mortgage Securities Trust 2017-GS5
Determination Date:	07/07/25
Next Distribution Date:	08/12/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2017-GS5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
Mortgage Loan Detail (Part 2)	15-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Attention: GSMC 2017-GS5 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252HAA9	2.045000%	13,770,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252HAB7	3.218000%	51,316,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252HAC5	3.409000%	248,000,000.00	226,688,857.66	0.00	643,985.26	0.00	0.00	643,985.26	226,688,857.66	33.47%	30.00%
A-4	36252HAD3	3.674000%	381,598,000.00	381,598,000.00	0.00	1,168,325.88	0.00	0.00	1,168,325.88	381,598,000.00	33.47%	30.00%
A-AB	36252HAE1	3.467000%	28,604,000.00	8,509,872.91	515,646.46	24,586.44	0.00	0.00	540,232.90	7,994,226.45	33.47%	30.00%
A-S	36252HAH4	3.826000%	80,078,000.00	80,078,000.00	0.00	255,315.36	0.00	0.00	255,315.36	80,078,000.00	24.82%	22.25%
B	36252HAJ0	4.047000%	72,329,000.00	72,329,000.00	0.00	243,929.55	0.00	0.00	243,929.55	72,329,000.00	17.01%	15.25%
C	36252HAK7	4.299000%	43,914,000.00	43,914,000.00	0.00	157,321.91	0.00	0.00	157,321.91	43,914,000.00	12.27%	11.00%
D	36252HAL5	3.509000%	46,497,000.00	46,497,000.00	0.00	135,964.98	0.00	0.00	135,964.98	46,497,000.00	7.25%	6.50%
E	36252HAQ4	4.424942%	21,957,000.00	21,957,000.00	0.00	53,425.01	0.00	0.00	53,425.01	21,957,000.00	4.88%	4.38%
F	36252HAS0	4.424942%	10,333,000.00	10,333,000.00	0.00	0.00	0.00	0.00	0.00	10,333,000.00	3.76%	3.38%
G*	36252HAU5	4.424942%	34,873,240.00	34,873,240.00	0.00	0.00	0.00	0.00	0.00	34,873,240.00	0.00%	0.00%
Retained	N/A	4.424942%	28,672,425.00	25,717,374.32	14,308.79	89,441.66	0.00	0.00	103,750.45	25,703,065.53	0.00%	0.00%
Interest
R	36252HAW1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,061,941,665.00	952,495,344.89	529,955.25	2,772,296.05	0.00	0.00	3,302,251.30	951,965,389.64

X-A	36252HAF8	0.822206%	803,366,000.00	696,874,730.57	0.00	477,478.69	0.00	0.00	477,478.69	696,359,084.11
X-B	36252HAG6	0.377942%	72,329,000.00	72,329,000.00	0.00	22,780.11	0.00	0.00	22,780.11	72,329,000.00
X-C	36252HAY7	0.125942%	43,914,000.00	43,914,000.00	0.00	4,608.83	0.00	0.00	4,608.83	43,914,000.00
X-D	36252HAN1	0.915942%	46,497,000.00	46,497,000.00	0.00	35,490.45	0.00	0.00	35,490.45	46,497,000.00
Notional SubTotal			966,106,000.00	859,614,730.57	0.00	540,358.08	0.00	0.00	540,358.08	859,099,084.11

Deal Distribution Total					529,955.25	3,312,654.13	0.00	0.00	3,842,609.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252HAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252HAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252HAC5	914.06797444	0.00000000	2.59671476	0.00000000	0.00000000	0.00000000	0.00000000	2.59671476	914.06797444
A-4	36252HAD3	1,000.00000000	0.00000000	3.06166668	0.00000000	0.00000000	0.00000000	0.00000000	3.06166668	1,000.00000000
A-AB	36252HAE1	297.50639456	18.02707523	0.85954552	0.00000000	0.00000000	0.00000000	0.00000000	18.88662075	279.47931933
A-S	36252HAH4	1,000.00000000	0.00000000	3.18833337	0.00000000	0.00000000	0.00000000	0.00000000	3.18833337	1,000.00000000
B	36252HAJ0	1,000.00000000	0.00000000	3.37249997	0.00000000	0.00000000	0.00000000	0.00000000	3.37249997	1,000.00000000
C	36252HAK7	1,000.00000000	0.00000000	3.58250011	0.00000000	0.00000000	0.00000000	0.00000000	3.58250011	1,000.00000000
D	36252HAL5	1,000.00000000	0.00000000	2.92416672	0.00000000	0.00000000	0.00000000	0.00000000	2.92416672	1,000.00000000
E	36252HAQ4	1,000.00000000	0.00000000	2.43316528	1.25428610	1.25428610	0.00000000	0.00000000	2.43316528	1,000.00000000
F	36252HAS0	1,000.00000000	0.00000000	0.00000000	3.68745089	6.35731249	0.00000000	0.00000000	0.00000000	1,000.00000000
G	36252HAU5	1,000.00000000	0.00000000	0.00000000	3.68745118	73.49907207	0.00000000	0.00000000	0.00000000	1,000.00000000
Retained	N/A	896.93753912	0.49904359	3.11943130	0.18798201	2.57085091	0.00000000	0.00000000	3.61847489	896.43849552
Interest
R	36252HAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252HAF8	867.44364408	0.00000000	0.59434764	0.00000000	0.00000000	0.00000000	0.00000000	0.59434764	866.80178662
X-B	36252HAG6	1,000.00000000	0.00000000	0.31495126	0.00000000	0.00000000	0.00000000	0.00000000	0.31495126	1,000.00000000
X-C	36252HAY7	1,000.00000000	0.00000000	0.10495127	0.00000000	0.00000000	0.00000000	0.00000000	0.10495127	1,000.00000000
X-D	36252HAN1	1,000.00000000	0.00000000	0.76328473	0.00000000	0.00000000	0.00000000	0.00000000	0.76328473	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	06/01/25 - 06/30/25	30	0.00	643,985.26	0.00	643,985.26	0.00	0.00	0.00	643,985.26	0.00
A-4	06/01/25 - 06/30/25	30	0.00	1,168,325.88	0.00	1,168,325.88	0.00	0.00	0.00	1,168,325.88	0.00
A-AB	06/01/25 - 06/30/25	30	0.00	24,586.44	0.00	24,586.44	0.00	0.00	0.00	24,586.44	0.00
X-A	06/01/25 - 06/30/25	30	0.00	477,478.69	0.00	477,478.69	0.00	0.00	0.00	477,478.69	0.00
X-B	06/01/25 - 06/30/25	30	0.00	22,780.11	0.00	22,780.11	0.00	0.00	0.00	22,780.11	0.00
A-S	06/01/25 - 06/30/25	30	0.00	255,315.36	0.00	255,315.36	0.00	0.00	0.00	255,315.36	0.00
B	06/01/25 - 06/30/25	30	0.00	243,929.55	0.00	243,929.55	0.00	0.00	0.00	243,929.55	0.00
C	06/01/25 - 06/30/25	30	0.00	157,321.91	0.00	157,321.91	0.00	0.00	0.00	157,321.91	0.00
X-C	06/01/25 - 06/30/25	30	0.00	4,608.83	0.00	4,608.83	0.00	0.00	0.00	4,608.83	0.00
D	06/01/25 - 06/30/25	30	0.00	135,964.98	0.00	135,964.98	0.00	0.00	0.00	135,964.98	0.00
X-D	06/01/25 - 06/30/25	30	0.00	35,490.45	0.00	35,490.45	0.00	0.00	0.00	35,490.45	0.00
E	06/01/25 - 06/30/25	30	0.00	80,965.37	0.00	80,965.37	27,540.36	0.00	0.00	53,425.01	27,540.36
F	06/01/25 - 06/30/25	30	27,486.32	38,102.43	0.00	38,102.43	38,102.43	0.00	0.00	0.00	65,690.11
G	06/01/25 - 06/30/25	30	2,425,613.08	128,593.37	0.00	128,593.37	128,593.37	0.00	0.00	0.00	2,563,150.78
Retained
	06/01/25 - 06/30/25	30	68,071.62	94,831.57	0.00	94,831.57	5,389.90	0.00	0.00	89,441.66	73,712.53
Interest
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,521,171.02	3,512,280.20	0.00	3,512,280.20	199,626.06	0.00	0.00	3,312,654.13	2,730,093.78

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,842,609.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,528,392.36	Master Servicing Fee	8,587.44
Interest Reductions due to Nonrecoverability Determination	(108,430.21)	Certificate Administrator Fee	4,865.66
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	396.87
ARD Interest	0.00	Operating Advisor Fee	2,063.74
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	198.44
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,419,962.15	Total Fees	16,112.16

Principal		Expenses/Reimbursements
Scheduled Principal	529,955.25	Reimbursement for Interest on Advances	1,726.07
Unscheduled Principal Collections		ASER Amount	40,006.75
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	49,463.04
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	529,955.25	Total Expenses/Reimbursements	91,195.86

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,312,654.13
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	529,955.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,842,609.38
Total Funds Collected	3,949,917.40	Total Funds Distributed	3,949,917.40

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	952,495,345.13	952,495,345.13	Beginning Certificate Balance	952,495,344.89
(-) Scheduled Principal Collections	529,955.25	529,955.25	(-) Principal Distributions	529,955.25
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	951,965,389.88	951,965,389.88	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	953,095,616.77	953,095,616.77	Ending Certificate Balance	951,965,389.64
Ending Actual Collateral Balance	952,599,531.53	952,599,531.53

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.24)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.24)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.42%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	17	101,148,050.26	10.63%	15	4.3942	NAP	Defeased	17	101,148,050.26	10.63%	15	4.3942	NAP
10,000,000 or less	7	38,046,022.00	4.00%	19	4.9094	1.934708	1.40 or less	5	98,969,978.60	10.40%	18	5.0897	0.266582
10,000,001 to 20,000,000	4	55,974,245.80	5.88%	18	5.1264	0.925096	1.41-1.50	2	65,259,786.80	6.86%	18	4.6122	1.460000
20,000,001 to 30,000,000	3	80,676,335.91	8.47%	17	4.1176	2.126744	1.51-1.60	2	69,916,554.88	7.34%	20	4.9043	1.526516
30,000,001 to 40,000,000	1	33,500,000.00	3.52%	19	4.9780	1.990000	1.61-1.70	1	27,500,000.00	2.89%	18	4.7315	1.627080
40,000,001 to 50,000,000	2	92,200,000.00	9.69%	19	4.3124	2.372516	1.71-2.00	6	286,218,866.21	30.07%	19	4.4870	1.923379
50,000,001 to 60,000,000	3	163,096,245.57	17.13%	18	4.6712	1.153621	2.01-2.20	1	14,383,296.52	1.51%	18	5.0920	2.100000
60,000,001 to 80,000,000	3	204,823,690.34	21.52%	19	4.4584	2.842357	2.21-3.00	7	216,068,856.61	22.70%	18	4.0075	2.685789
80,000,001 or greater	2	182,500,800.00	19.17%	19	4.0647	2.376988	3.01 or greater	1	72,500,000.00	7.62%	18	3.9450	4.860000
Totals	42	951,965,389.88	100.00%	18	4.4451	2.082343	Totals	42	951,965,389.88	100.00%	18	4.4451	2.082343
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	41	101,148,050.26	10.63%	15	4.3942	NAP
							Defeased	41	101,148,050.26	10.63%	15	4.3942	NAP
California	5	44,247,669.97	4.65%	17	4.5990	1.141659
							Industrial	4	110,206,986.86	11.58%	19	4.9358	1.738564
Colorado	2	110,622,561.00	11.62%	18	4.7723	1.008290
							Lodging	1	12,795,335.77	1.34%	18	5.2460	0.390000
Florida	2	17,295,335.77	1.82%	18	5.0545	1.014446
							Mixed Use	3	159,622,561.00	16.77%	18	4.5114	2.547474
Maryland	3	104,838,804.70	11.01%	17	3.9976	4.030909
							Office	8	382,576,860.39	40.19%	19	4.2549	2.142757
Massachusetts	1	6,600,000.00	0.69%	18	4.8200	2.540000
							Retail	11	185,615,595.60	19.50%	18	4.4614	1.958446
New Jersey	1	44,200,000.00	4.64%	18	4.4355	1.930000
							Totals	68	951,965,389.88	100.00%	18	4.4451	2.082343
New York	3	197,500,800.00	20.75%	18	4.2777	2.338456

North Carolina	1	33,500,000.00	3.52%	19	4.9780	1.990000

Ohio	1	5,018,866.21	0.53%	19	4.7820	1.920000

Pennsylvania	1	3,909,824.83	0.41%	17	5.3130	1.240000

Tennessee	1	35,505,042.17	3.73%	20	4.8770	1.520000

Texas	4	140,078,434.97	14.71%	19	4.5213	1.923805

Virginia	1	25,000,000.00	2.63%	20	4.3260	2.560000

Washington, DC	1	82,500,000.00	8.67%	20	4.2460	1.840000

Totals	68	951,965,389.88	100.00%	18	4.4451	2.082343

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	101,148,050.26	10.63%	15	4.3942	NAP	Defeased	17	101,148,050.26	10.63%	15	4.3942	NAP
	3.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.500%	1	28,176,335.91	2.96%	14	3.3335	2.230000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	2	172,500,800.00	18.12%	18	3.9277	3.677387	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	6	303,173,684.57	31.85%	19	4.3339	2.022463	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	10	235,876,534.25	24.78%	19	4.7934	1.678520	49 months or greater	25	850,817,339.62	89.37%	18	4.4512	2.099762
	5.001% to 5.250%	5	107,180,160.06	11.26%	18	5.1348	0.703480	Totals	42	951,965,389.88	100.00%	18	4.4451	2.082343
	5.251% or greater	1	3,909,824.83	0.41%	17	5.3130	1.240000
	Totals	42	951,965,389.88	100.00%	18	4.4451	2.082343
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	101,148,050.26	10.63%	15	4.3942	NAP	Defeased	17	101,148,050.26	10.63%	15	4.3942	NAP
	113 months or less	25	850,817,339.62	89.37%	18	4.4512	2.099762	Interest Only	13	624,923,361.00	65.65%	19	4.3745	2.330312
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	353 months or less	12	225,893,978.62	23.73%	18	4.6634	1.461957
	Totals	42	951,965,389.88	100.00%	18	4.4451	2.082343	354 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	951,965,389.88	100.00%	18	4.4451	2.082343
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	17	101,148,050.26	10.63%	15	4.3942	NAP			No outstanding loans in this group
Underwriter's Information		1	27,500,000.00	2.89%	18	4.7315	1.627080
	12 months or less	23	807,307,828.34	84.80%	19	4.4314	2.160081
	13 months to 24 months	1	16,009,511.28	1.68%	18	4.9670	(0.130000)
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	951,965,389.88	100.00%	18	4.4451	2.082343
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30520939	OF	New York	NY	Actual/360	3.915%	326,263.44	0.00	0.00	N/A	01/06/27	--	100,000,800.00	100,000,800.00	07/03/25
2	30312184	OF	Washington	DC	Actual/360	4.246%	291,912.50	0.00	0.00	N/A	03/06/27	--	82,500,000.00	82,500,000.00	06/06/25
3	30311499	IN	Various	Various	Actual/360	3.974%	149,692.81	19,443.85	0.00	N/A	09/04/26	--	45,201,652.45	45,182,208.60	07/03/25
3B	30503971				Actual/360	3.974%	7,696.84	986.43	0.00	N/A	09/04/26	--	2,324,157.69	2,323,171.26	07/03/25
3C	30509426				Actual/360	3.974%	4,580.21	587.00	0.00	N/A	09/04/26	06/06/26	1,383,052.34	1,382,465.34	07/03/25
3D	30509514				Actual/360	3.974%	4,316.50	553.20	0.00	N/A	09/04/26	06/06/26	1,303,421.50	1,302,868.30	07/03/25
3E	30509566				Actual/360	3.974%	2,889.94	370.38	0.00	N/A	09/04/26	--	872,655.34	872,284.96	07/03/25
3F	30509850				Actual/360	3.974%	7,242.38	940.73	0.00	N/A	09/04/26	06/06/26	2,186,928.58	2,185,987.85	07/03/25
3G	30509942				Actual/360	3.974%	5,760.41	748.23	0.00	N/A	09/04/26	06/06/26	1,739,429.35	1,738,681.12	07/03/25
3H	30509965				Actual/360	3.974%	5,896.11	765.86	0.00	N/A	09/04/26	06/06/26	1,780,405.50	1,779,639.64	07/03/25
3I	30510015				Actual/360	3.974%	1,818.80	236.25	0.00	N/A	09/04/26	06/06/26	549,209.67	548,973.42	07/03/25
3J	30510473				Actual/360	3.974%	3,933.01	510.87	0.00	N/A	09/04/26	06/06/26	1,187,623.82	1,187,112.95	07/03/25
3K	30510611				Actual/360	3.974%	8,371.46	1,087.39	0.00	N/A	09/04/26	06/06/26	2,527,870.45	2,526,783.06	07/03/25
3L	30510913				Actual/360	3.974%	1,405.67	182.59	0.00	N/A	09/04/26	06/06/26	424,458.57	424,275.98	07/03/25
3M	30511661				Actual/360	3.974%	20,386.20	2,648.00	0.00	N/A	09/04/26	06/06/26	6,155,872.52	6,153,224.52	07/03/25
3N	30511667				Actual/360	3.974%	4,831.84	627.62	0.00	N/A	09/04/26	06/06/26	1,459,034.91	1,458,407.29	07/03/25
3O	30511957				Actual/360	3.974%	6,047.58	785.53	0.00	N/A	09/04/26	06/06/26	1,826,145.34	1,825,359.81	07/03/25
4	30312187	MU	Rockville	MD	Actual/360	3.945%	238,343.75	0.00	0.00	N/A	01/06/27	--	72,500,000.00	72,500,000.00	07/03/25
5	30312189	RT	New York	NY	Actual/360	4.617%	269,354.17	0.00	0.00	N/A	02/06/27	--	70,000,000.00	70,000,000.00	07/03/25
6	30312190	IN	Various	Various	Actual/360	4.877%	253,675.20	93,829.70	0.00	N/A	03/06/27	--	62,417,520.04	62,323,690.34	07/03/25
7	30312191	MU	Denver	CO	Actual/360	5.098%	253,321.36	0.00	0.00	N/A	01/06/27	--	59,622,561.00	59,622,561.00	06/06/25
8	30312192	OF	Plano	TX	Actual/360	4.458%	195,300.58	97,131.26	0.00	N/A	01/06/27	--	52,570,815.83	52,473,684.57	07/03/25
9	30312194	OF	Denver	CO	Actual/360	4.391%	186,617.50	0.00	0.00	N/A	01/06/27	--	51,000,000.00	51,000,000.00	07/03/25
10	30312195	OF	Houston	TX	Actual/360	4.199%	167,960.00	0.00	0.00	N/A	02/06/27	--	48,000,000.00	48,000,000.00	07/03/25
11	30312196	RT	Clifton	NJ	Actual/360	4.436%	163,374.25	0.00	0.00	N/A	01/06/27	--	44,200,000.00	44,200,000.00	07/03/25
12	30312179	RT	Various	Various	Actual/360	3.333%	78,481.11	75,449.68	0.00	N/A	09/06/26	--	28,251,785.59	28,176,335.91	07/03/25
13	30312180	IN	Lincolnton	NC	Actual/360	4.978%	138,969.17	0.00	0.00	N/A	02/06/27	--	33,500,000.00	33,500,000.00	07/03/25
15	30312197	MU	Richmond	VA	Actual/360	5.470%	113,112.29	45,342.00	0.00	N/A	01/06/27	--	24,814,397.00	24,769,055.00	07/03/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
16	30312198	MU	New York	NY	Actual/360	4.731%	0.00	0.00	0.00	N/A	01/06/27	--	27,500,000.00	27,500,000.00	05/06/24
17	30312199	OF	Arlington	VA	Actual/360	4.326%	90,125.00	0.00	0.00	N/A	03/05/27	--	25,000,000.00	25,000,000.00	07/03/25
19	30312202	OF	San Francisco	CA	Actual/360	4.967%	66,406.23	33,870.01	0.00	N/A	01/06/27	--	16,043,381.29	16,009,511.28	11/06/23
20	30312203	IN	Upper Marlboro	MD	Actual/360	5.092%	61,151.14	27,812.02	0.00	N/A	01/06/27	--	14,411,108.54	14,383,296.52	07/03/25
21	30312204	LO	Fort Walton Beach	FL	Actual/360	5.246%	56,110.63	39,731.25	0.00	N/A	01/06/27	--	12,835,067.02	12,795,335.77	07/03/25
22	30312183	RT	Cedar Hill	TX	Actual/360	5.245%	55,983.76	22,385.20	0.00	N/A	02/05/27	--	12,808,487.43	12,786,102.23	07/03/25
25	30312207	OF	Lancaster	CA	Actual/360	5.128%	32,551.29	23,698.32	0.00	N/A	02/05/27	--	7,616,562.86	7,592,864.54	07/03/25
26	30312208	RT	Citrus Heights	CA	Actual/360	4.874%	26,980.86	10,059.47	0.00	N/A	02/05/27	--	6,642,805.19	6,632,745.72	07/03/25
27	30312209	RT	Braintree	MA	Actual/360	4.820%	26,510.00	0.00	0.00	N/A	01/06/27	--	6,600,000.00	6,600,000.00	07/03/25
28	30312210	RT	Kennesaw	GA	Actual/360	4.966%	22,743.24	8,197.14	0.00	N/A	02/05/27	--	5,495,748.30	5,487,551.16	07/03/25
29	30312211	RT	Aurora	OH	Actual/360	4.782%	20,037.69	9,413.57	0.00	N/A	02/05/27	--	5,028,279.78	5,018,866.21	07/03/25
30	30312212	RT	Fort Lauderdale	FL	Actual/360	4.510%	16,912.50	0.00	0.00	N/A	01/06/27	--	4,500,000.00	4,500,000.00	07/03/25
31	30312213	RT	Tarentum	PA	Actual/360	5.313%	17,341.08	6,849.80	0.00	N/A	12/04/26	--	3,916,674.63	3,909,824.83	07/03/25
32	30312214	RT	Santa Paula	CA	Actual/360	4.915%	15,553.65	5,711.90	0.00	N/A	02/05/27	--	3,797,432.60	3,791,720.70	07/03/25
Totals							3,419,962.15	529,955.25	0.00				952,495,345.13	951,965,389.88
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	33,721,248.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,816,546.87	0.00	--	--	--	0.00	0.00	291,568.75	291,568.75	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3F	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3G	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3H	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3I	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3J	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3K	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3L	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3M	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3N	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3O	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	27,119,830.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,384,466.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,115,412.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	781,850.11	0.00	--	--	--	0.00	0.00	253,072.93	253,072.93	0.00	0.00
8	9,244,501.01	2,392,345.82	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,873,160.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,256,766.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,970,788.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	12,440,830.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,660,249.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16	0.00	0.00	--	--	06/06/25	11,852,034.57	471,745.32	(790.17)	951,970.97	1,080,030.75	0.00
17	23,613,469.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	06/06/25	9,734,002.47	929,272.79	59,674.82	1,066,588.56	188,044.07	0.00
20	2,401,237.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,281,230.80	150,898.55	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,449,558.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,096,386.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	611,749.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	829,519.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	727,456.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	587,833.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	371,643.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	612,977.49	150,028.22	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	153,968,714.31	2,693,272.59				21,586,037.04	1,401,018.11	603,526.33	2,563,201.21	1,268,074.82	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/11/25	0	0.00	0	0.00	2	43,509,511.28	0	0.00	1	16,009,511.28	0	0.00	0	0.00	0	0.00	4.445123%	4.424828%	18
06/12/25	1	51,000,000.00	0	0.00	2	43,543,381.29	0	0.00	1	16,043,381.29	0	0.00	0	0.00	0	0.00	4.445240%	4.424942%	19
05/12/25	1	51,000,000.00	0	0.00	2	43,574,902.94	0	0.00	1	16,074,902.94	0	0.00	0	0.00	0	0.00	4.445344%	4.425042%	20
04/11/25	0	0.00	0	0.00	2	43,608,503.40	0	0.00	1	16,108,503.40	0	0.00	0	0.00	0	0.00	4.445460%	4.425154%	21
03/12/25	0	0.00	0	0.00	2	43,639,747.70	0	0.00	1	16,139,747.70	0	0.00	0	0.00	0	0.00	4.445562%	4.425253%	22
02/12/25	0	0.00	0	0.00	2	43,677,526.56	0	0.00	1	16,177,526.56	1	47,108,715.31	0	0.00	0	0.00	4.445703%	4.425390%	23
01/13/25	0	0.00	0	0.00	2	43,708,476.89	0	0.00	1	16,208,476.89	1	48,591,117.70	0	0.00	0	0.00	4.445803%	4.425487%	24
12/12/24	0	0.00	0	0.00	2	43,739,295.41	0	0.00	1	16,239,295.41	0	0.00	0	0.00	0	0.00	4.445902%	4.425583%	25
11/13/24	0	0.00	0	0.00	2	43,772,218.23	0	0.00	1	16,272,218.23	0	0.00	0	0.00	0	0.00	4.446015%	4.425692%	26
10/11/24	1	6,719,156.00	0	0.00	2	43,802,765.28	0	0.00	1	16,302,765.28	0	0.00	0	0.00	0	0.00	4.446112%	4.425786%	27
09/12/24	0	0.00	0	0.00	2	43,835,426.47	1	16,335,426.47	0	0.00	0	0.00	0	0.00	0	0.00	4.446223%	4.425893%	28
08/12/24	0	0.00	1	27,500,000.00	2	98,865,704.32	1	16,365,704.32	0	0.00	1	54,877,755.22	0	0.00	0	0.00	4.446319%	4.425987%	29
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30312184	06/06/25	0	B	291,568.75	291,568.75	16,338.00	82,500,000.00	05/16/24	98
7	30312191	06/06/25	0	B	253,072.93	253,072.93	67,586.68	59,622,561.00	12/13/21	98
16	30312198	05/06/24	13	6	(790.17)	951,970.97	1,242,876.73	27,500,000.00	01/29/24	2
19	30312202	11/06/23	19	6	59,674.82	1,066,588.56	194,247.14	16,643,652.93	08/08/23	7			07/25/24
Totals					603,526.33	2,563,201.21	1,521,048.55	186,266,213.93
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		22,513,779	22,513,779	0		0
13 - 24 Months		929,451,611	885,942,099	27,500,000		16,009,511
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	951,965,390	908,455,879	0	0	27,500,000	16,009,511
Jun-25	952,495,345	857,951,964	51,000,000	0	27,500,000	16,043,381
May-25	952,989,580	858,414,677	51,000,000	0	27,500,000	16,074,903
Apr-25	953,515,783	909,907,279	0	0	27,500,000	16,108,503
Mar-25	954,006,156	910,366,408	0	0	27,500,000	16,139,748
Feb-25	954,596,575	910,919,049	0	0	27,500,000	16,177,527
Jan-25	955,082,837	911,374,360	0	0	27,500,000	16,208,477
Dec-24	955,567,267	911,827,971	0	0	27,500,000	16,239,295
Nov-24	956,084,018	912,311,800	0	0	27,500,000	16,272,218
Oct-24	956,564,665	906,042,744	6,719,156	0	27,500,000	16,302,765
Sep-24	957,077,770	913,242,343	0	0	27,500,000	16,335,426
Aug-24	957,554,664	831,188,960	0	27,500,000	82,500,000	16,365,704
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30312184	82,500,000.00	82,500,000.00	404,000,000.00	12/14/16	4,816,546.87	1.84000	12/31/24	03/06/27	I/O
7	30312191	59,622,561.00	59,622,561.00	95,500,000.00	11/10/16	505,295.11	0.16000	12/31/24	01/06/27	I/O
9	30312194	51,000,000.00	51,000,000.00	83,000,000.00	10/18/16	4,545,044.35	2.00000	12/31/24	01/06/27	I/O
16	30312198	27,500,000.00	27,500,000.00	20,300,000.00	03/20/24	2,282,792.00	1.62708	--	01/06/27	I/O
19	30312202	16,009,511.28	16,643,652.93	9,250,000.00	04/23/25	(162,107.07)	(0.13000)	12/31/23	01/06/27	257
Totals		236,632,072.28	237,266,213.93	612,050,000.00		11,987,571.26

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					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	30312184	OF	DC	05/16/24	98

The loan recently transferred to the Special Servicer for Imminent Monetary Default. The Largest tenant CFTC will be vacating. PNL has been executed and negotiations are in process with the Borrower. The loan remains current at this time.

	Borrower and Lender are discussing a consensual receivership and leasing opportunities with current and new tenants.

7	30312191	MU	CO	12/13/21	98

The Loan in Special Servicing due to Non-Compliance with Cash Management due to failed DSCR Trigger. The Borrower failed to close previously approved reinstatement agreement. Special Servicing has reached out numerous times to

	reengage with the Borrower; however, the Borrower remains unresponsive. Special Servicer continues to follow up and collect required financial statements.

9	30312194	OF	CO	10/31/24	98

The loan transferred to special servicing on 10/31/2024 for imminent monetary default and the loan went into payment default beginning with the 3/2025 payment. A pre-negotiation letter has been executed and borrower and lender are currently

	engaged in settlement discussions as of 6/27/2025.

16	30312198	MU	NY	01/29/24	2

The loan transferred to special servicing following the filing of a lis pendens against the property. Additionally, the loan is in payment default, among other non-monetary defaults. Special servicer has filed a foreclosure complaint and receiver motion. Lender''s motion for a receiver was granted on 9/16/2024. Lender has filed its motion for summary judgment and a response from borrower was due 3/31/2025. Summary judgment was granted 4/23/2025. SS currently working to take title

	and dispo the asset there a

19	30312202	OF	CA	08/08/23	7

Loan transferred to special servicing in August 2023 and a pre-negotiation letter was sent to Borrower and subsequently executed. Borrower requested to turn keys over to lender and a foreclosure was finalized in September 2024. SS is

	expecting to pursue a lease-up strategy prior to disposition in an effort to capture tenant demand within the submarket.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30311499	0.00	3.97400%	0.00	3.97400%	8	10/06/22	10/06/22	11/03/22
3	30311499	0.00	3.97400%	0.00	3.97400%	8	12/21/22	12/06/22	01/06/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	02/02/23	01/06/23	02/02/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	06/29/23	06/06/23	07/06/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	07/13/23	07/06/23	07/18/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	08/01/23	08/06/23	08/07/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	02/23/24	02/06/24	03/04/24
3	30311499	0.00	3.97400%	0.00	3.97400%	8	07/11/24	07/06/24	07/25/24
3	30311499	0.00	3.97400%	0.00	3.97400%	8	12/05/24	12/06/24	01/02/25
3	30311499	0.00	3.97400%	0.00	3.97400%	8	01/03/25	01/06/25	01/22/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	17,187.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	12,421.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	10,625.00	0.00	0.00	0.00	0.00	0.00	1,726.07	0.00	0.00	0.00
16	0.00	0.00	5,729.17	0.00	0.00	0.00	0.00	108,430.21	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	40,006.75	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	49,463.04	0.00	0.00	40,006.75	0.00	108,430.21	1,726.07	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		199,626.07

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Supplemental Notes
None

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